SEGMENT INFORMATION (Revenue by product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Net sales	$ 11,454,807	$ 9,700,296	$ 7,223,975
Semi-finished
Disclosure of products and services [line items]
Net sales	103,099	123,752	19,878
Slabs
Disclosure of products and services [line items]
Net sales	1,818,235	715,513	0
Hot rolled
Disclosure of products and services [line items]
Net sales	3,961,144	3,366,697	2,763,403
Cold rolled
Disclosure of products and services [line items]
Net sales	1,264,940	1,321,663	1,110,671
Coated
Disclosure of products and services [line items]
Net sales	3,506,040	3,391,328	2,900,009
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	437,514	472,253	413,991
Other products
Disclosure of products and services [line items]
Net sales	363,835	309,090	16,023
Total sales
Disclosure of products and services [line items]
Net sales	$ 11,454,807	$ 9,700,296	$ 7,223,975